Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (3)	Average Compensation Actually Paid to Non-PEO NEOs (2) (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ("TSR")	Net Income / (Loss As $ '000s (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$ 834,255	$ 283,876	$ 467,165	$ 200,346	$ 25	($ 16,017)
2022	$ 1,732,530	$ 1,527,598	$ 1,003,863	$ 907,815	$ 102	($ 6,321)
(1)	In his capacity as Chief Executive Officer, Mr. Palmiere is included as our principal executive offer (“PEO”) for 2023 and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
(2)	In 2023, the non-PEO NEOs comprises of Mr. Holyoak, Ms. Perry and Mr. Reyes. Concerning Ms. Perry, compensation related to her termination includes severance and accrued vacation paid as cash.
(3)	In 2022, the non-PEO NEOs comprises of Ms. Perry and Mr. Reyes.
(4)	Represents Company Net Income as disclosed on our annual report on Form 10-K for the respective year.

Named Executive Officers, Footnote
(1)	In his capacity as Chief Executive Officer, Mr. Palmiere is included as our principal executive offer (“PEO”) for 2023 and 2022. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.
(2)	In 2023, the non-PEO NEOs comprises of Mr. Holyoak, Ms. Perry and Mr. Reyes. Concerning Ms. Perry, compensation related to her termination includes severance and accrued vacation paid as cash.
(3)	In 2022, the non-PEO NEOs comprises of Ms. Perry and Mr. Reyes.

PEO Total Compensation Amount	$ 834,255	$ 1,732,530
PEO Actually Paid Compensation Amount	$ 283,876	1,527,598
Adjustment To PEO Compensation, Footnote

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Palmiere and our other named executive officers (other than the PEO) for each year covered by the Pay Versus Performance Table above (as reported in columns (b) and (d) above, respectively) as compared to the Compensation Actually Paid to Mr. Palmiere and Average Compensation Actually Paid to our other named executive officers (other than the PEO) for each such covered year (as reported in columns (c) and (e) above, respectively). The company named executive officers (other than the PEOs) whose compensation is used to calculate the average amounts in the pay for performance table above for fiscal year ended December 31, 2023 are Mr. Holyoak, Ms. Perry and Mr. Reyes and, for fiscal year ended December 31, 2022, Ms. Perry and Mr. Reyes.

		PEO		OTHER NEO AVERAGE
ADJUSTMENTS (1) (2) (3) (4) (5)		2023	2022	2023	2022
Summary Compensation Table Total		$ 834,255	$ 1,732,530	$ 467,165	$ 1,003,863
Deduction for amount reported in "Option Awards" column of the Summary Compensation Table	(-)	$ -	($ 170,000)	$ -	($ 85,000)
Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table	(-)	($ 339,255)	($ 905,000)	($ 117,914)	($ 465,000)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$ 133,987	$ 774,892	$ 25,854	$ 396,918
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$ 100,418	$ 103,563	$ 25,621	$ 51,780
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	($ 421,822)	($ 6,600)	($ 59,258)	($ 1,289)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	($ 23,708)	($ 1,787)	($ 74,915)	$ 6,543
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$ -	$ -	($ 66,207)	$ -
Compensation Actually Paid		$ 283,876	$ 1,527,598	$ 200,346	$ 907,815
(1)	No 2023 STIP have been granted as of the end of April 2024 due to pending final decision of performance payout by the Compensation Committee and therefore no estimates are included in the calculated figures for 2023.
(2)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock options have a ten (10) year contractual term and vest pro-ratably over three years. The fair value of stock options that become vested within the respective years and the fair value of stock options that were outstanding at the end of each year end period are each determined by multiplying the number of shares to a Black-Scholes calculation model that incorporates assumptions as to expected life of award, closing share price at either vesting date (for shares vested during period) or at year end (for outstanding shares at fiscal year-end date), the award’s respective exercise or strike price, the risk free rate as based on 3 year US Interest Rates for respective share price date, expected dividend yield at time of share price date, and share price volatility based on expected life of award. For option awards that vested in the 2022 period, the fair market values per share for stock options on the following vest dates are as follows: 8/7/2020 = $0.49; 1/4/2021 = $0.42; 3/21/2022 = $1.06. For option awards that vested in the 2023 period, the fair market values per share for stock options on the following vest dates are as follows: 1/4/2021 = $0.43; 3/21/2022 = $0.25. For option awards that were outstanding at the end of each respective fiscal year end, the fair market values are: December 29, 2023 = $0.02; December 30, 2022 = $0.35; December 31, 2021 = $0.39.
(3)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. For RSUs that vested in the 2022 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.78; 12/29/2020 = $1.78; 3/21/2022 = $1.79. For RSUs that vested in the 2023 period, the fair market values per share on the vest dates are as follows: 3/21/2022 = $0.88. For RSUs that were outstanding at the end of each respective fiscal year end, the fair market values are: December 29, 2023 = $0.38; December 30, 2022 = $1.52.

Non-PEO NEO Average Total Compensation Amount	$ 467,165	1,003,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 200,346	907,815
Adjustment to Non-PEO NEO Compensation Footnote

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table

The following table contains a reconciliation of the amounts reflected in the Summary Compensation Table for Mr. Palmiere and our other named executive officers (other than the PEO) for each year covered by the Pay Versus Performance Table above (as reported in columns (b) and (d) above, respectively) as compared to the Compensation Actually Paid to Mr. Palmiere and Average Compensation Actually Paid to our other named executive officers (other than the PEO) for each such covered year (as reported in columns (c) and (e) above, respectively). The company named executive officers (other than the PEOs) whose compensation is used to calculate the average amounts in the pay for performance table above for fiscal year ended December 31, 2023 are Mr. Holyoak, Ms. Perry and Mr. Reyes and, for fiscal year ended December 31, 2022, Ms. Perry and Mr. Reyes.

		PEO		OTHER NEO AVERAGE
ADJUSTMENTS (1) (2) (3) (4) (5)		2023	2022	2023	2022
Summary Compensation Table Total		$ 834,255	$ 1,732,530	$ 467,165	$ 1,003,863
Deduction for amount reported in "Option Awards" column of the Summary Compensation Table	(-)	$ -	($ 170,000)	$ -	($ 85,000)
Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table	(-)	($ 339,255)	($ 905,000)	($ 117,914)	($ 465,000)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+/-)	$ 133,987	$ 774,892	$ 25,854	$ 396,918
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year	(+/-)	$ 100,418	$ 103,563	$ 25,621	$ 51,780
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+/-)	($ 421,822)	($ 6,600)	($ 59,258)	($ 1,289)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+/-)	($ 23,708)	($ 1,787)	($ 74,915)	$ 6,543
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(+/-)	$ -	$ -	($ 66,207)	$ -
Compensation Actually Paid		$ 283,876	$ 1,527,598	$ 200,346	$ 907,815
(1)	No 2023 STIP have been granted as of the end of April 2024 due to pending final decision of performance payout by the Compensation Committee and therefore no estimates are included in the calculated figures for 2023.
(2)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for stock options represents the sum of changes in fair value during the fiscal year. The stock options have a ten (10) year contractual term and vest pro-ratably over three years. The fair value of stock options that become vested within the respective years and the fair value of stock options that were outstanding at the end of each year end period are each determined by multiplying the number of shares to a Black-Scholes calculation model that incorporates assumptions as to expected life of award, closing share price at either vesting date (for shares vested during period) or at year end (for outstanding shares at fiscal year-end date), the award’s respective exercise or strike price, the risk free rate as based on 3 year US Interest Rates for respective share price date, expected dividend yield at time of share price date, and share price volatility based on expected life of award. For option awards that vested in the 2022 period, the fair market values per share for stock options on the following vest dates are as follows: 8/7/2020 = $0.49; 1/4/2021 = $0.42; 3/21/2022 = $1.06. For option awards that vested in the 2023 period, the fair market values per share for stock options on the following vest dates are as follows: 1/4/2021 = $0.43; 3/21/2022 = $0.25. For option awards that were outstanding at the end of each respective fiscal year end, the fair market values are: December 29, 2023 = $0.02; December 30, 2022 = $0.35; December 31, 2021 = $0.39.
(3)	Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid in accordance with the fair value requirements under ASC 718. Adjustment for RSUs represents the sum of changes in fair value during the fiscal year. The RSUs vest pro-ratably over three years. See the Executive Compensation Discussion and Analysis for a description of this award and the rationale. For RSUs that vested in the 2022 period, the fair market values per share on the vest dates are as follows: 8/7/2020 = $1.78; 12/29/2020 = $1.78; 3/21/2022 = $1.79. For RSUs that vested in the 2023 period, the fair market values per share on the vest dates are as follows: 3/21/2022 = $0.88. For RSUs that were outstanding at the end of each respective fiscal year end, the fair market values are: December 29, 2023 = $0.38; December 30, 2022 = $1.52.

Compensation Actually Paid vs. Total Shareholder Return

The following graph reflects the relationship between the amount of “compensation actually paid” to Mr. Palmiere and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Palmiere) with the Company’s cumulative TSR over the two years presented in the table.

Compensation Actually Paid vs. Net Income

The following table reflects the relationship between the amount of “compensation actually paid” to Mr. Palmiere and the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Mr. Palmiere) with the Company’s net loss, as reported under US GAAP, over the two years presented in the table. The Company does not use net loss as a performance measure in the overall executive compensation program.

Total Shareholder Return Amount	$ 25	102
Net Income (Loss)	$ (16,017,000)	(6,321,000)
PEO Name	Mr. Palmiere
PEO | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(170,000)
PEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (339,255)	(905,000)
PEO | Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,987	774,892
PEO | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,418	103,563
PEO | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,822)	(6,600)
PEO | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,708)	(1,787)
Non-PEO NEO | Deduction for amount reported in "Option Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(85,000)
Non-PEO NEO | Deduction for amount reported in "Stock Awards" column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,914)	(465,000)
Non-PEO NEO | Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,854	396,918
Non-PEO NEO | Addition of fair value at vesting date, of equity awards granted during the FY that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,621	51,780
Non-PEO NEO | Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(59,258)	(1,289)
Non-PEO NEO | Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,915)	$ 6,543
Non-PEO NEO | Equity Awards Adjustments Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (66,207)